SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES (Details)	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Year-end S$:US$ exchange rate	1.3722	1.3517